Retirement Plans - Accumulated Other Comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial gain/(loss)	$ 37,738	$ (5,787)	$ (27,340)
Domestic Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	115,933	110,801
Amortization of retirement benefits, net of tax	(4,509)	(3,684)
Settlements and curtailments	(428)	(171)
Net actuarial gain/(loss)	(31,778)	8,987
Ending balance	79,218	115,933
Beginning balance	679	1,046
Amortization of retirement benefits, net of tax	(277)	(367)
Settlements and curtailments	(402)
Net actuarial gain/(loss)
Foreign exchange impact
Ending balance		679
Beginning balance	116,612	111,847
Amortization of retirement benefits, net of tax	(4,786)	(4,051)
Settlements and curtailments	(830)	(171)
Net actuarial gain/(loss)	(31,778)	8,987
Ending balance	79,218	116,612
Foreign Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	4,492	3,632
Amortization of retirement benefits, net of tax	(298)	(236)
Net actuarial gain/(loss)	451	922
Foreign exchange impact	(3)	174
Ending balance	4,642	4,492
Net actuarial gain/(loss)
Foreign exchange impact
Beginning balance	4,492	3,632
Amortization of retirement benefits, net of tax	(298)	(236)
Net actuarial gain/(loss)	451	922
Foreign exchange impact	(3)	174
Ending balance	4,642	4,492
Other Postretirement Benefit Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	(261)	(423)
Amortization of retirement benefits, net of tax		24
Net actuarial gain/(loss)	(494)	138
Ending balance	(755)	(261)
Net actuarial gain/(loss)
Foreign exchange impact
Beginning balance	261	(423)
Amortization of retirement benefits, net of tax		24
Net actuarial gain/(loss)	(494)	138
Ending balance	$ (755)	$ 261